SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - Mudrick Capital Acquisition Corporation [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 11,974,088		$ 11,974,088
Cash, FDIC Insured Amount	250,000		250,000
Unrecognized Tax Benefits	0		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0		$ 0
Class A common stock
Warrants To Purchase Common Stock Shares	28,540,000		28,540,000
Income and Franchise Tax	$ 178,007	$ 302,661	$ 1,099,904	$ 744,449